Summary of Stock Option Activity (Detail) - Employee Stock Option - $ / shares	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Options Outstanding Number of Shares
Outstanding at beginning of period	1,466,444
Granted	219,113
Exercised	(321,685)
Forfeited	(49,579)
Outstanding at end of period	1,314,293
Exercisable at end of period	612,869
Weighted Average Exercise Price
Outstanding at beginning of period	$ 43.45
Granted	85.98
Exercised	24.19
Forfeited	53.65
Outstanding at end of period	54.87
Exercisable at end of period	39.86
Weighted Average Fair Value
Outstanding at beginning of period	13.94
Granted	25.06	$ 20.10
Exercised	9.19
Forfeited	16.58
Outstanding at end of period	16.86
Exercisable at end of period	$ 13.25
Weighted Average Remaining Contractual Life
Outstanding at end of period	4 years 11 months 19 days
Exercisable at end of period	3 years 8 months 16 days